Property and Equipment, Net (Details) - Schedule of depreciation of property and equipment - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net (Details) - Schedule of depreciation of property and equipment [Line Items]
Depreciation	¥ 13,867	¥ 11,271	¥ 9,557
Cost of revenues [Member]
Property and Equipment, Net (Details) - Schedule of depreciation of property and equipment [Line Items]
Depreciation	9,602	7,936	7,116
General and administrative expenses [Member]
Property and Equipment, Net (Details) - Schedule of depreciation of property and equipment [Line Items]
Depreciation	¥ 4,265	¥ 3,335	¥ 2,441